Reconciliation of the gross book value of loans and advances to customers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Balance On 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	R$ 255,289,107	R$ 217,561,123	R$ 193,236,364
- Financing	100,155,914	94,231,267	91,632,329
- Borrowings	145,443,287	116,800,205	91,448,563
- Revolving	9,689,906	6,529,651	10,155,472
Individuals	272,635,668	195,239,164	199,384,196
- Financing	107,558,782	81,332,376	72,998,157
- Borrowings	118,573,323	79,213,356	88,176,321
- Revolving	46,503,563	34,693,432	38,209,718
Total	527,924,775	412,800,287	392,620,560
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer To Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	(3,108,964)	(2,206,226)
- Financing	(908,149)	(1,266,291)
- Borrowings	(1,787,523)	(543,880)
- Revolving	(413,292)	(396,055)
Individuals	(7,139,615)	(14,601,213)
- Financing	(4,113,805)	(5,142,405)
- Borrowings	(1,127,801)	(6,647,911)
- Revolving	(1,898,009)	(2,810,897)
Total	(10,248,579)	(16,807,439)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer To Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	(980,917)	(1,490,046)
- Financing	(189,983)	(1,000,667)
- Borrowings	(665,168)	(294,077)
- Revolving	(125,766)	(195,302)
Individuals	(3,661,718)	(4,693,118)
- Financing	(433,652)	(587,237)
- Borrowings	(1,709,840)	(1,926,044)
- Revolving	(1,518,226)	(2,179,837)
Total	(4,642,635)	(6,183,164)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer From Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	1,593,772	330,715
- Financing	579,002	99,463
- Borrowings	868,348	193,710
- Revolving	146,422	37,542
Individuals	12,942,485	1,217,269
- Financing	2,878,902	492,025
- Borrowings	8,315,591	456,863
- Revolving	1,747,992	268,381
Total	14,536,257	1,547,984
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer From Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	199,175	67,187
- Financing	24,113	41,167
- Borrowings	165,127	21,172
- Revolving	9,935	4,848
Individuals	863,078	580,355
- Financing	73,321	25,325
- Borrowings	618,100	13,417
- Revolving	171,657	541,613
Total	1,062,253	647,542
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Accumulated Amortization [Member]
IfrsStatementLineItems [Line Items]
Companies	(23,949,966)	(9,770,601)
- Financing	(11,279,214)	(4,828,945)
- Borrowings	(12,670,752)	(4,941,656)
- Revolving
Individuals	(10,699,421)	(14,887,045)
- Financing	(8,326,024)	(8,377,986)
- Borrowings	(2,373,397)	(6,509,059)
- Revolving
Total	(34,649,387)	(24,657,646)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	168,208,771	149,850,120
- Financing	57,000,287	48,408,504
- Borrowings	107,605,738	99,438,789
- Revolving	3,602,746	2,002,827
Individuals	142,922,899	105,059,308
- Financing	51,195,741	41,562,050
- Borrowings	79,553,749	55,442,719
- Revolving	12,173,409	8,054,539
Total	311,131,670	254,909,428
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Constitution [Member]
IfrsStatementLineItems [Line Items]
Companies	(104,233,887)	(112,456,390)
- Financing	(39,301,409)	(38,854,293)
- Borrowings	(64,872,688)	(68,522,416)
- Revolving	(59,790)	(5,079,681)
Individuals	(57,831,204)	(76,820,588)
- Financing	(15,048,077)	(19,637,553)
- Borrowings	(43,916,435)	(49,792,950)
- Revolving	1,133,308	(7,390,085)
Total	(162,065,091)	(189,276,978)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies
- Financing
- Borrowings
- Revolving
Individuals
- Financing
- Borrowings
- Revolving
Total
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer To Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	(594,262)	(1,385,968)
- Financing	(258,817)	(693,154)
- Borrowings	(282,480)	(630,399)
- Revolving	(52,965)	(62,415)
Individuals	(2,313,732)	(2,071,615)
- Financing	(752,245)	(220,419)
- Borrowings	(978,590)	(1,161,812)
- Revolving	(582,897)	(689,384)
Total	(2,907,994)	(3,457,583)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer From Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	505,019	77,803
- Financing	19,994	57,520
- Borrowings	452,273	17,128
- Revolving	32,752	3,155
Individuals	1,463,999	794,308
- Financing	208,332	140,369
- Borrowings	969,332	62,719
- Revolving	286,335	591,220
Total	1,969,018	872,111
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Accumulated Amortization [Member]
IfrsStatementLineItems [Line Items]
Companies	(719,581)	(2,378,718)
- Financing	(841,508)	(1,380,199)
- Borrowings	121,927	(998,519)
- Revolving
Individuals	(8,310,115)	(12,773,924)
- Financing	(294,587)	(5,444,290)
- Borrowings	(8,015,528)	(7,329,634)
- Revolving
Total	(9,029,696)	(15,152,642)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	6,266,004	8,504,101
- Financing	989,891	2,906,774
- Borrowings	4,596,735	5,352,796
- Revolving	679,378	244,531
Individuals	8,960,243	29,573,277
- Financing	3,036,579	8,404,759
- Borrowings	4,144,977	20,588,030
- Revolving	1,778,687	580,488
Total	15,226,247	38,077,378
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Constitution [Member]
IfrsStatementLineItems [Line Items]
Companies	(6,813,101)	(5,838,387)
- Financing	(1,655,141)	(911,790)
- Borrowings	(5,055,570)	(4,519,348)
- Revolving	(102,390)	(407,249)
Individuals	(8,945,309)	(10,477,173)
- Financing	(3,609,218)	(1,442,111)
- Borrowings	(4,983,727)	(7,587,442)
- Revolving	(352,364)	(1,447,620)
Total	(15,758,410)	(16,315,560)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies
- Financing
- Borrowings
- Revolving
Individuals
- Financing
- Borrowings
- Revolving
Total
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Balance On 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	14,119,637	13,960,366	13,106,024
- Financing	5,461,897	6,878,331	5,732,352
- Borrowings	7,082,040	6,329,980	6,758,152
- Revolving	1,575,700	752,055	615,520
Individuals	23,075,748	38,023,532	19,594,715
- Financing	10,479,754	10,655,990	4,567,302
- Borrowings	6,731,162	22,782,488	12,019,579
- Revolving	5,864,832	4,585,054	3,007,834
Total	37,195,385	51,983,898	32,700,739
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer To Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	(1,593,772)	(330,715)
- Financing	(579,002)	(99,463)
- Borrowings	(868,348)	(193,710)
- Revolving	(146,422)	(37,542)
Individuals	(12,942,485)	(1,217,269)
- Financing	(2,878,902)	(492,025)
- Borrowings	(8,315,591)	(456,863)
- Revolving	(1,747,992)	(268,381)
Total	(14,536,257)	(1,547,984)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer From Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	3,108,964	2,206,226
- Financing	908,149	1,266,291
- Borrowings	1,787,523	543,880
- Revolving	413,292	396,055
Individuals	7,139,615	14,601,213
- Financing	4,113,805	5,142,405
- Borrowings	1,127,801	6,647,911
- Revolving	1,898,009	2,810,897
Total	10,248,579	16,807,439
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer To Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	(505,019)	(77,803)
- Financing	(19,994)	(57,520)
- Borrowings	(452,273)	(17,128)
- Revolving	(32,752)	(3,155)
Individuals	(1,463,999)	(794,308)
- Financing	(208,332)	(140,369)
- Borrowings	(969,332)	(62,719)
- Revolving	(286,335)	(591,220)
Total	(1,969,018)	(872,111)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer From Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	594,262	1,385,968
- Financing	258,817	693,154
- Borrowings	282,480	630,399
- Revolving	52,965	62,415
Individuals	2,313,732	2,071,615
- Financing	752,245	220,419
- Borrowings	978,590	1,161,812
- Revolving	582,897	689,384
Total	2,907,994	3,457,583
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Accumulated Amortization [Member]
IfrsStatementLineItems [Line Items]
Companies	244,809	(2,680,887)
- Financing	503,893	(1,211,218)
- Borrowings	(259,084)	(1,469,669)
- Revolving
Individuals	1,311,072	(3,953,496)
- Financing	827,384	(813,396)
- Borrowings	483,688	(3,140,100)
- Revolving
Total	1,555,881	(6,634,383)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	10,389,522	14,626,196
- Financing	911,654	2,056,572
- Borrowings	9,242,876	12,159,563
- Revolving	234,992	410,061
Individuals	13,739,385	19,547,102
- Financing	394,249	1,085,403
- Borrowings	11,892,438	16,349,733
- Revolving	1,452,698	2,111,966
Total	24,128,907	34,173,298
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Constitution [Member]
IfrsStatementLineItems [Line Items]
Companies	(7,900,553)	(4,801,095)
- Financing	(2,267,756)	(584,841)
- Borrowings	(5,788,533)	(3,896,608)
- Revolving	155,736	(319,646)
Individuals	(7,098,812)	2,528,559
- Financing	(1,165,852)	(376,824)
- Borrowings	(7,168,430)	1,491,101
- Revolving	1,235,470	1,414,282
Total	(14,999,365)	(2,272,536)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies	(4,810,923)	(5,220,409)
- Financing	(616,833)	(1,277,104)
- Borrowings	(3,699,282)	(3,546,037)
- Revolving	(494,808)	(397,268)
Individuals	(10,112,989)	(11,805,562)
- Financing	(414,940)	(440,486)
- Borrowings	(6,029,025)	(6,284,128)
- Revolving	(3,669,024)	(5,080,948)
Total	(14,923,912)	(17,025,971)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer To Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	(199,175)	(67,187)
- Financing	(24,113)	(41,167)
- Borrowings	(165,127)	(21,172)
- Revolving	(9,935)	(4,848)
Individuals	(863,078)	(580,355)
- Financing	(73,321)	(25,325)
- Borrowings	(618,100)	(13,417)
- Revolving	(171,657)	(541,613)
Total	(1,062,253)	(647,542)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer From Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	980,917	1,490,046
- Financing	189,983	1,000,667
- Borrowings	665,168	294,077
- Revolving	125,766	195,302
Individuals	3,661,718	4,693,118
- Financing	433,652	587,237
- Borrowings	1,709,840	1,926,044
- Revolving	1,518,226	2,179,837
Total	4,642,635	6,183,164
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Balance On 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	24,082,667	25,288,827	20,633,998
- Financing	6,287,894	7,352,243	6,773,700
- Borrowings	17,080,832	17,254,607	13,121,182
- Revolving	713,941	681,977	739,116
Individuals	24,630,780	23,143,751	11,437,078
- Financing	1,691,549	1,146,464	1,049,805
- Borrowings	16,939,514	16,659,845	5,231,519
- Revolving	5,999,717	5,337,442	5,155,754
Total	48,713,447	48,432,578	32,071,076
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Balance On 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	293,491,411	256,810,316	226,976,386
- Financing	111,905,705	108,461,841	104,138,381
- Borrowings	169,606,159	140,384,792	111,327,897
- Revolving	11,979,547	7,963,683	11,510,108
Individuals	320,342,196	256,406,447	230,415,989
- Financing	119,730,085	93,134,830	78,615,264
- Borrowings	142,243,999	118,655,689	105,427,419
- Revolving	58,368,112	44,615,928	46,373,306
Total	613,833,607	513,216,763	R$ 457,392,375
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Accumulated Amortization [Member]
IfrsStatementLineItems [Line Items]
Companies	(24,424,738)	(14,830,206)
- Financing	(11,616,829)	(7,420,362)
- Borrowings	(12,807,909)	(7,409,844)
- Revolving
Individuals	(17,698,464)	(31,614,465)
- Financing	(7,793,227)	(14,635,672)
- Borrowings	(9,905,237)	(16,978,793)
- Revolving
Total	(42,123,202)	(46,444,671)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	184,864,297	172,980,417
- Financing	58,901,832	53,371,850
- Borrowings	121,445,349	116,951,148
- Revolving	4,517,116	2,657,419
Individuals	165,622,527	154,179,687
- Financing	54,626,569	51,052,212
- Borrowings	95,591,164	92,380,482
- Revolving	15,404,794	10,746,993
Total	350,486,824	327,160,104
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Constitution [Member]
IfrsStatementLineItems [Line Items]
Companies	(118,947,541)	(123,095,872)
- Financing	(43,224,306)	(40,350,924)
- Borrowings	(75,716,791)	(76,938,372)
- Revolving	(6,444)	(5,806,576)
Individuals	(73,875,325)	(84,769,202)
- Financing	(19,823,147)	(21,456,488)
- Borrowings	(56,068,592)	(55,889,291)
- Revolving	2,016,414	(7,423,423)
Total	(192,822,866)	(207,865,074)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies	(4,810,923)	(5,220,409)
- Financing	(616,833)	(1,277,104)
- Borrowings	(3,699,282)	(3,546,037)
- Revolving	(494,808)	(397,268)
Individuals	(10,112,989)	(11,805,562)
- Financing	(414,940)	(440,486)
- Borrowings	(6,029,025)	(6,284,128)
- Revolving	(3,669,024)	(5,080,948)
Total	R$ (14,923,912)	R$ (17,025,971)